Accounts Payable and Other Current Liabilities	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Accounts Payable and Other Current Liabilities	ACCOUNTS PAYABLE AND OTHER CURRENT LIABILITIES

As at December 31 (millions of dollars)	2022	2021
Accrued liabilities	673	606
Accounts payable	284	249
Regulatory liabilities (Note 12)	139	10
Accrued interest	118	123
Environmental liabilities (Note 20)	25	34
Lease obligations (Note 22)	11	12
Derivative liabilities (Note 17)	—	8
	1,250	1,042